Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Capital account:
Balance at beginning of period		$ 8,004		$ 7,822	$ 8,624	$ 8,004	$ 8,004	$ 7,822		$ 7,621
Net income	$ 119	89	$ 77	73	255	232	545	419	[1]	431	[1]
Capital contributions from members (Note 9)							284
Distributions to members (Note 9)							(209)	(237)		(230)
Balance at end of period (number of interests outstanding: 2018, 2017 and 2016 - 635 million)	8,624		8,004				8,624	8,004		7,822
Accumulated other comprehensive income (loss) net of tax effects (Note 9):
Balance at beginning of period		$ (101)		$ (111)	(164)	(101)	(101)	(111)		(113)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)							2	2		2
Defined benefit pension plans (net of tax)					3	$ 2	(65)	8
Balance at end of period	(164)		(101)		$ (164)		(164)	(101)		(111)
Total membership interests at end of period	$ 8,460		$ 7,903				$ 8,460	$ 7,903		$ 7,711

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.